N-4	May 01, 2023
Prospectus:
Document Type	497
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	May 04, 2023
Amendment Flag	false
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.40%